Other Non-Current Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Non-Current Assets [Abstract]
Other non-current assets
13	Other non-current assets

The components of other non-current assets were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Security deposits	$324,948	$425,669
Other non current assets	324,948	425,669

13	Other non-current assets

The components of other non-current assets were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Security deposits	$425,669	$363,275
Other non current assets	425,669	363,275